UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06324

Exact name of registrant as specified in charter:	Delaware Group® Global & International Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2018

Item 1. Schedule of Investments.

Schedule of investments
Delaware Emerging Markets Fund	August 31, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 96.85%Δ
Argentina – 1.31%
Arcos Dorados Holdings Class A	3,900,000	$26,325,000
Cablevision Holding GDR †	443,972	3,383,777
Cresud ADR	1,517,127	22,059,027
Grupo Clarin GDR 144A #†	131,213	351,743
IRSA Inversiones y Representaciones ADR	1,184,728	19,417,692
		71,537,239
Bahrain – 0.03%
Aluminum Bahrain GDR 144A #	221,400	1,847,937
		1,847,937
Brazil – 7.79%
Aes Tiete Energia	508,806	1,206,714
Atacadao Distribuicao Comercio e Industria	4,268,300	15,310,172
B2W Cia Digital †	13,015,600	84,137,573
Banco Bradesco ADR	3,870,000	26,857,800
Banco Santander Brasil ADR	3,800,000	32,224,000
BRF ADR †	6,850,000	34,181,500
Centrais Eletricas Brasileiras †	2,140,204	8,333,612
Cia Brasileira de Distribuicao ADR	1,161,295	23,202,674
Embraer ADR	522,544	10,027,619
Gol Linhas Aereas Inteligentes ADR †	2,400,000	13,248,000
Hypera	1,800,000	12,095,456
Itau Unibanco Holding ADR	5,690,000	59,289,800
Petroleo Brasileiro ADR	2,350,000	25,544,500
Rumo †	1,905,351	6,633,247
Telefonica Brasil ADR	2,500,000	24,725,000
TIM Participacoes ADR	2,270,179	34,143,492
Vale ADR	1,131,557	14,936,552
		426,097,711
Chile – 0.86%
Cia Cervecerias Unidas ADR	365,790	9,656,856
Latam Airlines Group ADR	236,800	2,197,504
Sociedad Quimica y Minera de Chile ADR	830,000	35,366,300
		47,220,660
China/Hong Kong – 32.06%
58.com ADR †	90,000	6,847,200
Alibaba Group Holding ADR †	1,263,000	221,037,630
Baidu ADR †	585,000	132,490,800
BeiGene †	1,615,700	21,882,327
BeiGene ADR †	58,827	10,443,557
Bitauto Holdings ADR †	454,200	10,769,082
China Construction Bank	70,000,000	61,984,392

NQ-019 [8/18] 10/18 (621315)     1

Schedule of investments
Delaware Emerging Markets Fund (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
China/Hong Kong (continued)
China Mengniu Dairy †	8,120,000	$23,432,776
China Mobile	17,222,000	161,934,525
China Mobile ADR	720,064	34,555,871
China Petroleum & Chemical	30,000,000	30,157,668
CNOOC	19,311,000	34,150,238
Ctrip.com International ADR †	830,000	32,494,500
Genscript Biotech †	10,640,000	22,910,145
Guangshen Railway	11,000,000	4,807,135
Industrial & Commercial Bank of China	130,000,000	95,734,990
JD.com ADR †	2,910,000	91,083,000
Kunlun Energy	21,000,000	21,939,799
Lenovo Group	6,992,000	4,561,114
PetroChina	31,688,000	23,578,012
Ping An Insurance Group Co. of China	9,000,000	86,688,963
SINA †	2,120,000	150,435,200
Sinofert Holdings †	28,000,000	3,210,702
Sogou ADR †	1,500,000	12,345,000
Sohu.com ADR †	2,219,642	47,389,357
Tencent Holdings	4,750,000	205,765,249
Tianjin Development Holdings	15,885,550	5,970,680
Tingyi Cayman Islands Holding	23,000,000	41,084,249
Tsingtao Brewery	12,194,073	57,950,492
Uni-President China Holdings	37,019,000	36,458,910
Weibo ADR †	560,000	42,974,400
YY ADR †	170,000	12,993,100
ZhongAn Online P&C Insurance Class H 144A #†	739,600	3,170,892
		1,753,231,955
Cyprus – 0.10%
QIWI ADR	385,284	5,471,033
		5,471,033
France – 0.03%
Vallourec †	258,011	1,476,467
		1,476,467
India – 9.59%
Aurobindo Pharma	1,500,000	15,073,756
Glenmark Pharmaceuticals	1,167,988	10,961,685
Indiabulls Real Estate GDR †	102,021	220,365
Lupin	2,500,000	32,831,640
Oil & Natural Gas	1,200,000	3,046,263
RattanIndia Infrastructure GDR =†	300,961	18,246
Reliance Industries	14,511,110	254,034,574

2     NQ-019 [8/18] 10/18 (621315)

(Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
India (continued)
Reliance Industries GDR 144A #	3,775,184	$130,621,366
Tata Chemicals	1,866,909	19,995,382
Tata Motors †	3,000,000	11,314,570
Tata Motors ADR †	1,000,000	18,550,000
United Breweries	484,517	9,591,799
Wockhardt †	1,200,000	11,232,513
Zee Entertainment Enterprises	1,000,000	7,048,871
		524,541,030
Indonesia – 0.66%
Astra Agro Lestari	9,132,500	8,369,908
Astra International	56,000,000	27,562,797
		35,932,705
Japan – 0.69%
LINE ADR †	827,957	37,763,119
		37,763,119
Malaysia – 0.07%
UEM Sunrise	17,000,000	3,714,782
		3,714,782
Mexico – 6.11%
America Movil ADR	1,500,000	25,155,000
Banco Santander Mexico SA Institucion de Banca Multiple
Grupo Financiero Santander ADR	6,652,400	52,221,340
Cemex ADR †	3,603,267	25,547,163
Coca-Cola Femsa ADR	1,579,279	95,420,037
Fomento Economico Mexicano ADR	154,722	14,834,745
Grupo Financiero Banorte	4,000,000	27,282,553
Grupo Lala	3,900,027	4,150,040
Grupo Televisa ADR	4,402,400	79,287,224
Kimberly-Clark de Mexico
Class A	5,880,600	10,351,321
		334,249,423
Netherlands – 0.23%
VEON ADR	4,281,700	12,416,930
		12,416,930
Peru – 0.74%
Cia de Minas Buenaventura ADR	3,217,400	40,507,066
		40,507,066
Republic of Korea – 18.75%
Hyundai Motor	80,000	8,983,515
KB Financial Group ADR	245,928	11,265,962
Kia Motors	380,000	10,941,023

NQ-019 [8/18] 10/18 (621315)     3

Schedule of investments
Delaware Emerging Markets Fund (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
Republic of Korea (continued)
LG Display	1,000,000	$19,089,970
LG Electronics	320,000	22,077,887
LG Uplus	2,226,000	31,395,769
Lotte †	433,093	18,753,162
Lotte Chilsung Beverage	10,337	12,536,451
Lotte Confectionery	77,164	11,507,186
NAVER	5,250	3,546,692
NCSoft	38,011	13,232,056
Samsung Electronics	5,330,000	231,988,950
Samsung Fire & Marine Insurance	110,000	26,186,947
Samsung Life Insurance	360,939	29,993,134
Shinhan Financial Group Co.	500,000	19,584,063
SK Hynix	3,235,000	241,211,876
SK Telecom	678,597	160,024,896
SK Telecom ADR	5,890,791	153,219,474
		1,025,539,013
Russia – 5.49%
Enel Russia PJSC GDR	21,161	17,468
Etalon Group GDR 144A #	1,616,300	3,749,816
Gazprom PJSC ADR	14,600,000	64,386,000
LUKOIL PJSC ADR	610,000	42,090,000
Mail.Ru Group GDR †	500,000	10,750,000
Mobile TeleSystems PJSC ADR	1,200,000	9,300,000
Rosneft Oil PJSC GDR	13,500,000	86,022,000
Sberbank of Russia PJSC	12,000,000	32,358,552
Sberbank of Russia PJSC ADR	800,000	8,684,000
Surgutneftegas PJSC ADR	2,014,441	8,380,075
T Plus =†	36,096	0
X5 Retail Group GDR	380,000	8,686,800
Yandex Class A †	800,000	25,704,000
		300,128,711
South Africa – 0.50%
Impala Platinum Holdings †	3,000,000	3,654,304
Naspers	80,000	17,778,945
Sun International †	364,166	1,325,817
Tongaat Hulett	838,307	4,511,284
		27,270,350
Taiwan – 8.11%
FIT Hon Teng 144A #	20,213,000	10,327,011
Hon Hai Precision Industry	45,000,000	117,939,118
MediaTek	9,000,000	73,693,635

4     NQ-019 [8/18] 10/18 (621315)

(Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
Taiwan (continued)
Taiwan Semiconductor Manufacturing	28,000,000	$233,371,317
United Microelectronics	14,262,000	8,056,184
		443,387,265
Turkey – 0.61%
Akbank Turk	15,000,000	13,158,296
Turk Telekomunikasyon †	951,192	530,194
Turkcell Iletisim Hizmetleri	2,427,827	3,919,309
Turkcell Iletisim Hizmetleri ADR	2,066,701	8,411,473
Turkiye Sise ve Cam Fabrikalari	7,651,443	7,178,107
		33,197,379
United Kingdom – 0.08%
Griffin Mining †	3,056,187	4,199,925
		4,199,925
United States – 3.04%
Altaba †	500,000	34,775,000
Exxon Mobil	280,000	22,447,600
Micron Technology †	2,080,000	109,241,600
		166,464,200
Total Common Stock (cost $5,168,422,187)		5,296,194,900

Preferred Stock – 2.58%Δ
Brazil – 1.40%
Braskem Class A 5.15%	1,470,000	21,448,553
Gerdau 1.79%	2,764,900	10,901,842
Petroleo Brasileiro Class A ADR 0.53%	4,000,000	37,960,000
Usinas Siderurgicas de Minas Gerais 0.60%	3,235,733	6,442,708
		76,753,103
Republic of Korea – 0.77%
Samsung Electronics 3.44%	1,183,100	42,194,736
		42,194,736
Russia – 0.41%
Transneft PJSC 7.12%	10,588	22,354,514
		22,354,514
Total Preferred Stock (cost $99,060,928)		141,302,353

Exchange-Traded Fund – 0.11%
iShares MSCI Turkey ETF	290,275	5,866,458
Total Exchange-Traded Fund (cost $13,207,352)		5,866,458

NQ-019 [8/18] 10/18 (621315)     5

Schedule of investments
Delaware Emerging Markets Fund (Unaudited)

	Number of shares	Value (US $)
Participation Notes – 0.00%
Lehman Indian Oil
CW 12 LEPO 144A #=†	172,132	$0
Lehman Oil & Natural Gas
CW 12 LEPO =†	254,590	0
Total Participation Notes (cost $8,559,057)		0

Total Value of Securities – 99.54%
(cost $5,289,249,524)		5,443,363,711

Receivables and Other Assets Net of Liabilities – 0.46%		25,071,999
Net Assets Applicable to 298,908,243 Shares Outstanding – 100.00%		$5,468,435,710

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2018, the aggregate value of Rule 144A securities was $150,068,765, which represents 2.74% of the Fund’s net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
Δ	Securities have been classified by country of origin.
†	Non-income producing security.

The following foreign currency exchange contract was outstanding at Aug. 31, 2018:

Foreign Currency Exchange Contract

	Contract to		Settlement	Unrealized
Counterparty	Receive (Deliver)	In Exchange For	Date	Appreciation
BNYM	BRL (329,023)	USD 80,832	9/5/18	$85

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Fund’s total exposure in such contract, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – BNY Mellon
BRL – Brazilian Real
ETF – Exchange-Traded Fund
GDR – Global Depositary Receipt
LEPO – Low Exercise Price Option
PJSC – Public Joint Stock Company
USD – US Dollar

See accompanying notes.

6     NQ-019 [8/18] 10/18 (621315)

Notes
Delaware Emerging Markets Fund	August 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Global & International Funds (Trust) – Delaware Emerging Markets Fund (Fund). The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, “Financial Services - Investment Companies.” This report covers the period of time since the Fund’s last fiscal year end, Nov. 30, 2017.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

NQ-019 [8/18] 10/18 (621315)     7

(Unaudited)

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

8     NQ-019 [8/18] 10/18 (621315)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2018:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock
Argentina	$71,185,496	$351,743	$—	$71,537,239
Bahrain	—	1,847,937	—	1,847,937
Brazil	426,097,711	—	—	426,097,711
Chile	47,220,660	—	—	47,220,660
China/Hong Kong	1,753,231,955	—	—	1,753,231,955
Cyprus	5,471,033	—	—	5,471,033
France	1,476,467	—	—	1,476,467
India	524,522,784	—	18,246	524,541,030
Indonesia	35,932,705	—	—	35,932,705
Japan	37,763,119	—	—	37,763,119
Malaysia	—	3,714,782	—	3,714,782
Mexico	334,249,423	—	—	334,249,423
Netherlands	12,416,930	—	—	12,416,930
Peru	40,507,066	—	—	40,507,066
Republic of Korea	1,025,539,013	—	—	1,025,539,013
Russia	264,002,875	36,125,836	—	300,128,711
South Africa	27,270,350	—	—	27,270,350
Taiwan	443,387,265	—	—	443,387,265
Turkey	33,197,379	—	—	33,197,379
United Kingdom	4,199,925	—	—	4,199,925
United States	166,464,200	—	—	166,464,200
Preferred Stock[1]	118,947,839	22,354,514	—	141,302,353
Exchange-Traded Funds	5,866,458	—	—	5,866,458
Participation Notes	—	—	—	—
Total Value of Securities	$5,378,950,653	$64,394,812	$18,246	$5,443,363,711
Derivatives[2]
Assets:
Foreign Currency Exchange Contract	$—	$85	$—	$85

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments and Level 2 investments represent investments with observable inputs. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Total
Preferred Stock	84.18%	15.82%	100.00%

NQ-019 [8/18] 10/18 (621315)     9

(Unaudited)

2 Foreign Currency Exchange Contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

As a result of utilizing international fair value pricing at Aug. 31, 2018, a portion of the common stock in the portfolio was categorized as Level 2.

During the period ended Aug. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the period.

3. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

10     NQ-019 [8/18] 10/18 (621315)

Schedule of investments
Delaware Global Value Fund	August 31, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 99.23%Δ
Canada – 4.29%
CGI Group Class A †	5,848	$383,996
Suncor Energy	7,510	309,147
		693,143
China/Hong Kong – 2.08%
Sinopharm Group	9,466	47,096
Yue Yuen Industrial Holdings	104,500	289,584
		336,680
France – 7.43%
AXA	10,242	258,513
Sanofi	1,977	169,104
TOTAL	4,825	301,705
Valeo	4,534	205,830
Vinci	2,779	266,316
		1,201,468
Germany – 3.29%
Bayerische Motoren Werke	2,697	261,119
Deutsche Post	7,425	270,709
		531,828
Indonesia – 1.98%
Bank Rakyat Indonesia Persero	1,480,505	319,620
		319,620
Italy – 2.49%
Leonardo	14,073	157,635
UniCredit	17,027	245,747
		403,382
Japan – 11.35%
East Japan Railway	1,770	160,178
ITOCHU	16,578	289,977
Matsumotokiyoshi Holdings	7,800	294,843
MINEBEA MITSUMI	27,320	512,911
Mitsubishi UFJ Financial Group	21,524	129,946
Nippon Telegraph & Telephone	5,676	252,868
Toyota Motor	3,120	194,596
		1,835,319
Netherlands – 2.57%
ING Groep CVA	12,667	171,881
Koninklijke Philips	5,465	244,161
		416,042
Republic of Korea – 2.10%
Samsung Electronics	7,789	339,017
		339,017

NQ-0179 [8/18] 10/18 (621397)     1

Schedule of investments
Delaware Global Value Fund (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
Russia – 0.77%
Mobile TeleSystems PJSC ADR	16,145	$125,124
		125,124
Singapore – 1.04%
United Overseas Bank	8,500	167,579
		167,579
Spain – 1.78%
Banco Santander	57,902	288,195
		288,195
Sweden – 1.09%
Tele2 Class B	14,236	175,593
		175,593
Switzerland – 1.57%
Novartis	3,064	254,098
		254,098
United Kingdom – 13.49%
Aptiv	2,865	252,149
Delphi Technologies	1,055	37,168
Imperial Brands	15,724	559,375
Meggitt	42,160	294,171
Playtech	45,105	311,094
Rio Tinto	6,211	294,632
Shire	6,217	362,581
Standard Chartered	8,582	69,772
		2,180,942
United States – 41.91%
American Airlines Group *	6,505	263,322
Apple	2,255	513,306
AT&T	7,595	242,584
Caterpillar	2,765	383,920
Cintas	1,880	401,136
Goldman Sachs Group	1,975	469,675
International Business Machines	2,385	349,355
Johnson & Johnson	2,770	373,091
JPMorgan Chase & Co.	5,240	600,399
Lowe’s	2,875	312,656
Mylan †	4,755	186,063
Nasdaq	6,730	642,311
Omnicom Group *	3,270	226,676
Oracle	10,585	514,219
Pfizer	8,310	345,031
Target	3,055	267,314
Travelers	3,470	456,652

2     NQ-0179 [8/18] 10/18 (621397)

(Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
United States (continued)
WESCO International †	3,760	$229,924
		6,777,634
Total Common Stock (cost $12,864,308)		16,045,664

	Principal amount°
Short-Term Investments – 0.97%
Repurchase Agreements – 0.97%
Bank of America Merrill Lynch
1.88%, dated 8/31/18, to be repurchased on 9/4/18,
repurchase price $25,340 (collateralized by US
government obligations 1.875%–2.000%
7/31/22–6/30/24; market value $25,841)	25,334	25,334
Bank of Montreal
1.85%, dated 8/31/18, to be repurchased on 9/4/18,
repurchase price $57,014 (collateralized by US
government obligations 0.00%–4.25%
10/31/18–2/15/48; market value $58,142)	57,002	57,002
BNP Paribas
1.93%, dated 8/31/18, to be repurchased on 9/4/18,
repurchase price $73,680 (collateralized by US
government obligations 0.00%–4.75%
11/23/18–8/15/47; market value $75,137)	73,664	73,664
Total Short-Term Investments (cost $156,000)		156,000

Total Value of Securities Before Securities Lending Collateral – 100.20%
(cost $13,020,308)		16,201,664

Security Lending Collateral – 0.00%
Repurchase Agreements – 0.00%
Credit Agricole
1.94%, dated 8/31/18, to be repurchased on 9/4/18,
repurchase price $67 (collateralized by US government
obligations 1.213%–1.875%
1/31/19–11/30/21; market value $68)	67	67
JP Morgan Securities
1.94%, dated 8/31/18, to be repurchased on 9/4/18,
repurchase price $54 (collateralized by US government
obligations 1.625%–2.625%
8/15/22–2/28/23; market value $55)	54	54
Merrill Lynch, Pierce, Fenner & Smith
1.92%, dated 8/31/18, to be repurchased on 9/4/18,
repurchase price $67 (collateralized by US government
obligations 1.250% 7/31/23; market value $68)	67	67
Total Securities Lending Collateral (cost $188)		188

NQ-0179 [8/18] 10/18 (621397)     3

Schedule of investments
Delaware Global Value Fund (Unaudited)

Total Value of Securities – 100.20%
(cost $13,020,496)	$16,201,852■
Other Liabilities Net of Receivables and Other Assets – (0.20%)	(31,967)
Net Assets Applicable to 1,265,475 Shares Outstanding – 100.00%	$16,169,885

*	Fully or partially on loan.
■	Includes $295,902 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $301,386.
°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
†	Non-income producing security.

The following foreign currency exchange contract was outstanding at Aug. 31, 2018:

Foreign Currency Exchange Contract

	Contract to		Settlement	Unrealized
Counterparty	Receive (Deliver)	In Exchange For	Date	Depreciation
BNYM	GBP 12,009	USD (15,578)	9/4/18	$(6)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – BNY Mellon
CVA – Dutch Certificate
GBP – British Pound Sterling
PJSC – Public Joint Stock Company
USD – US Dollar

See accompanying notes.

4     NQ-0179 [8/18] 10/18 (621397)

Notes
Delaware Global Value Fund	August 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Global & International Funds (Trust) – Delaware Global Value Fund (Fund). The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, “Financial Services - Investment Companies.” This report covers the period of time since the Fund’s last fiscal year end, Nov. 30, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

NQ-0179 [8/18] 10/18 (621397)     5

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$16,045,664	$—	$16,045,664
Short-Term Investments	—	156,000	156,000
Securities Lending Collateral	—	188	188
Total Value of Securities	$16,045,664	$156,188	$16,201,852
Derivatives[1]
Liabilities:
Foreign Currency Exchange Contract	$—	$(6)	$(6)

1Foreign Currency Exchange Contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the period ended Aug. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

6     NQ-0179 [8/18] 10/18 (621397)

(Unaudited)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Aug. 31, 2018, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-0179 [8/18] 10/18 (621397)     7

Schedule of investments
Delaware International Small Cap Fund	August 31, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 92.40%Δ
Australia – 2.40%
Afterpay Touch Group †	122,627	$1,598,278
Costa Group Holdings	212,041	1,102,114
		2,700,392
Belgium – 0.33%
Fagron	19,433	369,707
		369,707
Brazil – 0.36%
Rumo †	116,900	406,973
		406,973
Canada – 9.34%
Descartes Systems Group †	47,200	1,647,841
Enerplus	138,800	1,716,653
Finning International	59,000	1,371,241
Interfor †	95,700	1,647,067
Norbord	28,300	1,076,918
Parex Resources †	98,400	1,413,793
Quebecor Class B	81,100	1,633,186
		10,506,699
China/Hong Kong – 7.69%
China Resources Cement Holdings	2,068,000	2,413,490
Chinasoft International †	1,542,000	1,100,201
Kingdee International Software Group	1,738,000	1,979,643
Melco International Development	611,000	1,626,998
Microport Scientific	722,000	911,613
Xiabuxiabu Catering Management China Holdings	394,500	621,248
		8,653,193
Colombia – 0.13%
Geopark †	8,275	149,529
		149,529
Denmark – 3.40%
GN Store Nord	33,759	1,750,977
Royal Unibrew	24,103	2,077,327
		3,828,304
Finland – 0.87%
Valmet	44,478	975,250
		975,250
France – 3.21%
Alten	16,871	1,741,909
Remy Cointreau	5,559	778,830
SOITEC †	14,155	1,096,730
		3,617,469

NQ-581 [8/18] 10/18 (621378)     1

Schedule of investments
Delaware International Small Cap Fund (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
Germany – 5.14%
Evotec †	79,171	$2,027,264
Koenig & Bauer	12,969	899,463
Rocket Internet †	37,616	1,300,277
TAG Immobilien	63,130	1,553,497
		5,780,501
India – 1.56%
Sterlite Technologies	342,915	1,753,344
		1,753,344
Ireland – 7.34%
C&C Group	274,537	1,091,441
Cairn Homes †	396,299	722,206
Dalata Hotel Group †	228,982	1,897,747
Hibernia REIT	634,250	1,104,309
Keywords Studios	133,303	3,442,588
		8,258,291
Israel – 1.68%
Israel Discount Bank Class A	539,700	1,886,330
		1,886,330
Italy – 2.97%
El.En.	45,432	1,462,874
Fincantieri	543,753	805,362
Reply	16,163	1,069,389
		3,337,625
Japan – 15.21%
Anicom Holdings	35,300	1,192,975
Bic Camera	72,000	965,530
Daifuku	9,900	514,112
Fancl	28,400	1,459,491
GMO Payment Gateway	10,200	1,213,608
Kusuri no Aoki Holdings	17,900	1,306,534
Maeda	75,000	895,734
Matsumotokiyoshi Holdings	39,200	1,481,775
Persol Holdings	26,500	592,678
SCREEN Holdings	14,200	1,074,809
Seino Holdings	61,700	944,575
Seria	21,900	896,814
SMS	37,800	717,149
TechnoPro Holdings	35,300	2,201,683
THK	18,900	506,223
Tokai Carbon	64,300	1,149,310
		17,113,000

2     NQ-581 [8/18] 10/18 (621378)

(Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
Malaysia – 1.20%
Hartalega Holdings	787,500	$1,356,658
		1,356,658
Mexico – 0.87%
Alpek	667,500	983,156
		983,156
Netherlands – 0.80%
IMCD Loan	12,030	899,270
		899,270
Norway – 4.91%
BW Offshore †	285,040	2,032,565
Leroy Seafood Group	202,532	1,542,751
Norway Royal Salmon	25,703	620,649
TGS NOPEC Geophysical	35,023	1,330,149
		5,526,114
Philippines – 0.75%
Bloomberry Resorts	4,741,900	846,958
		846,958
Republic of Korea – 1.32%
Cafe24 †	3,214	467,165
Hotel Shilla	10,513	1,019,992
		1,487,157
Spain – 1.10%
CIE Automotive	40,290	1,236,509
		1,236,509
Sweden – 1.10%
Evolution Gaming Group	16,126	1,235,219
		1,235,219
Switzerland – 1.33%
Georg Fischer	373	488,354
Logitech International	20,547	1,014,154
		1,502,508
Taiwan – 1.75%
Airtac International Group	78,072	749,837
Formosa Sumco Technology	222,000	795,051
Gourmet Master	59,616	427,007
		1,971,895
United Kingdom – 15.64%
Abcam	130,161	2,558,208
Beazley	250,458	1,930,379
Burford Capital	102,979	2,667,472

NQ-581 [8/18] 10/18 (621378)     3

Schedule of investments
Delaware International Small Cap Fund (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
United Kingdom (continued)
Coats Group	729,874	$789,168
Countryside Properties	242,119	1,055,943
Cranswick	16,203	678,506
Dechra Pharmaceuticals	37,002	1,496,703
Fevertree Drinks	60,997	2,944,132
Ibstock	377,048	1,200,551
Learning Technologies Group	623,718	946,084
Rotork	305,391	1,338,224
		17,605,370
Total Common Stock (cost $97,089,955)		103,987,421

Preferred Stock – 0.86%Δ
Brazil – 0.86%
Bradespar 7.35%	127,900	973,121
Total Preferred Stock (cost $1,035,311)		973,121

	Principal amount°
Short-Term Investments – 4.78%
Repurchase Agreements – 4.78%
Bank of America Merrill Lynch
1.88%, dated 8/31/18, to be repurchased on 9/4/18,
repurchase price $873,563 (collateralized by US
government obligations 1.875%–2.00%
7/31/22–6/30/24; market value $890,849)	873,381	873,381
Bank of Montreal
1.85%, dated 8/31/18, to be repurchased on 9/4/18,
repurchase price $1,965,511 (collateralized by US
government obligations 0.00%–4.25%
10/31/18–2/15/48; market value $2,004,410)	1,965,107	1,965,107
BNP Paribas
1.93%, dated 8/31/18, to be repurchased on 9/4/18,
repurchase price $2,540,057 (collateralized by US
government obligations 0.00%–4.75%
11/23/18–8/15/47; market value $2,590,302)	2,539,512	2,539,512
Total Short-Term Investments (cost $5,378,000)		5,378,000

Total Value of Securities – 98.04%
(cost $103,503,266)		110,338,542
Receivables and Other Assets Net of Liabilities – 1.96%		2,206,536
Net Assets Applicable to 13,839,989 Shares Outstanding – 100.00%		$112,545,078

°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.

4     NQ-581 [8/18] 10/18 (621378)

(Unaudited)

Δ	Securities have been classified by country of origin.
†	Non-income producing security.

The following foreign currency exchange contracts were outstanding at Aug. 31, 2018:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Depreciation
BNYM	CHF	(617,128)	USD	635,776	9/4/18	$(1,138)
BNYM	EUR	188,810	USD	(219,296)	9/4/18	(73)
BNYM	GBP	243,627	USD	(316,178)	9/4/18	(282)
BNYM	HKD	(2,576,024)	USD	327,857	9/4/18	(379)
BNYM	ILS	(3,043,326)	USD	841,252	9/4/18	(3,231)
BNYM	JPY	(479,656)	USD	4,317	9/5/18	(1)
Total Foreign Currency Exchange Contracts						$(5,104)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
BNYM – BNY Mellon
CHF – Swiss Franc
EUR – European Monetary Unit
GBP – British Pound Sterling
HKD – Hong Kong Dollar
ILS – Israeli Shekel
JPY – Japanese Yen
REIT – Real Estate Investment Trust
USD – US Dollar

See accompanying notes.

NQ-581 [8/18] 10/18 (621378)     5

Notes
Delaware International Small Cap Fund	August 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Global & International Funds (Trust) – Delaware International Small Cap Fund (Fund). The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. This report covers the period of time since the Fund’s last fiscal year end, Nov. 30, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

6     NQ-581 [8/18] 10/18 (621378)

(Unaudited)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock
Australia	$2,700,392	$—	$2,700,392
Belgium	369,707	—	369,707
Brazil	406,973	—	406,973
Canada	10,506,699	—	10,506,699
China/Hong Kong	8,653,193	—	8,653,193
Colombia	149,529	—	149,529
Denmark	3,828,304	—	3,828,304
Finland	975,250	—	975,250
France	3,617,469	—	3,617,469
Germany	5,780,501	—	5,780,501
India	1,753,344	—	1,753,344
Ireland	8,258,291	—	8,258,291

NQ-581 [8/18] 10/18 (621378)     7

(Unaudited)

	Level 1	Level 2	Total
Israel	$1,886,330	$—	$1,886,330
Italy	3,337,625	—	3,337,625
Japan	17,113,000	—	17,113,000
Malaysia	—	1,356,658	1,356,658
Mexico	983,156	—	983,156
Netherlands	899,270	—	899,270
Norway	5,526,114	—	5,526,114
Philippines	846,958	—	846,958
Republic of Korea	1,487,157	—	1,487,157
Spain	1,236,509	—	1,236,509
Sweden	1,235,219	—	1,235,219
Switzerland	1,502,508	—	1,502,508
Taiwan	1,971,895	—	1,971,895
United Kingdom	17,605,370	—	17,605,370
Preferred Stock	973,121	—	973,121
Short-Term Investments	—	5,378,000	5,378,000
Total Value of Securities	$103,603,884	$6,734,658	$110,338,542
Derivatives*
Liabilities:
Foreign Currency Exchange Contracts	$—	$(5,104)	$(5,104)

* Foreign Currency Exchange Contracts are valued at the unrealized appreciation (depreciation) on the instruments at the period end.

As a result of utilizing international fair value pricing at Aug. 31, 2018, a portion of the Fund’s common stock investments were categorized as Level 2.

During the period ended Aug. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

8     NQ-581 [8/18] 10/18 (621378)

(Unaudited)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Aug. 31, 2018, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2018, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-581 [8/18] 10/18 (621378)    9

Schedule of investments
Delaware International Value Equity Fund	August 31, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 97.50%Δ
Australia – 0.44%
Coca-Cola Amatil	211,581	$1,428,271
		1,428,271
Canada – 5.26%
Alamos Gold	268,795	1,182,286
CGI Group Class A †	123,673	8,120,720
Suncor Energy	166,000	6,833,349
Yamana Gold	356,672	989,389
		17,125,744
China/Hong Kong – 7.69%
CNOOC	3,668,000	6,486,618
Sinopharm Group	195,452	972,435
Techtronic Industries	1,384,000	8,464,023
Yue Yuen Industrial Holdings	3,285,500	9,104,587
		25,027,663
Denmark – 2.42%
Carlsberg Class B	64,421	7,864,293
		7,864,293
France – 18.66%
AXA	325,269	8,209,955
Cie Generale des Etablissements Michelin	59,207	7,006,465
Kering	14,947	8,119,674
Publicis Groupe	39,836	2,557,052
Rexel	109,410	1,720,818
Sanofi	59,538	5,092,623
Teleperformance	34,211	6,572,074
TOTAL	125,767	7,864,161
Valeo	86,764	3,938,819
Vinci	101,020	9,680,900
		60,762,541
Germany – 4.72%
Bayerische Motoren Werke	70,321	6,808,350
Deutsche Post	234,898	8,564,183
		15,372,533
Indonesia – 2.18%
Bank Rakyat Indonesia Persero	32,942,500	7,111,823
		7,111,823
Italy – 3.13%
Leonardo	397,150	4,448,571
UniCredit	398,295	5,748,498
		10,197,069

NQ-034 [8/18] 10/18 (621307)     1

Schedule of investments
Delaware International Value Equity Fund (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
Japan – 20.64%
East Japan Railway *	72,644	$6,573,985
ITOCHU	709,160	12,404,396
Matsumotokiyoshi Holdings	155,300	5,870,399
MINEBEA MITSUMI	652,900	12,257,667
Mitsubishi UFJ Financial Group	1,749,057	10,559,513
Nippon Telegraph & Telephone	183,756	8,186,412
Nitori Holdings	5,794	879,712
Toyota Motor	167,800	10,465,791
		67,197,875
Netherlands – 5.29%
ING Groep CVA	489,482	6,641,863
Koninklijke Philips	237,174	10,596,286
		17,238,149
Republic of Korea – 2.32%
Samsung Electronics	173,850	7,566,844
		7,566,844
Russia – 0.84%
Mobile TeleSystems PJSC ADR	351,100	2,721,025
		2,721,025
Singapore – 0.99%
United Overseas Bank	164,300	3,239,196
		3,239,196
Spain – 1.80%
Banco Santander	1,178,724	5,866,858
		5,866,858
Sweden – 3.96%
Nordea Bank	857,280	9,261,659
Tele2 Class B	295,745	3,647,839
		12,909,498
Switzerland – 2.98%
Novartis	116,966	9,700,002
		9,700,002
United Kingdom – 14.18%
Imperial Brands	325,584	11,582,517
Meggitt	871,865	6,083,433
National Grid	132,630	1,392,780
Playtech	1,015,800	7,006,088
Rio Tinto	134,383	6,374,741

2     NQ-034 [8/18] 10/18 (621307)

(Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
United Kingdom (continued)
Shire	127,207	$7,418,814
Standard Chartered	776,069	6,309,470
		46,167,843
Total Common Stock (cost $297,011,362)		317,497,227

	Principal amount°
Short-Term Investments – 2.09%
Repurchase Agreements – 2.09%
Bank of America Merrill Lynch
1.88%, dated 8/31/18, to be repurchased on 9/4/18,
repurchase price $1,102,756 (collateralized by US
government obligations 1.875%–2.00%
7/31/22–6/30/24; market value $1,124,577)	1,102,525	1,102,525
Bank of Montreal
1.85%, dated 8/31/18, to be repurchased on 9/4/18,
repurchase price $2,481,193 (collateralized by US
government obligations 0.00%–4.25%
10/31/18–2/15/48; market value $2,530,297)	2,480,683	2,480,683
BNP Paribas
1.93%, dated 8/31/18, to be repurchased on 9/4/18,
repurchase price $3,206,479 (collateralized by US
government obligations 0.00%–4.75%
11/23/18–8/15/47; market value $3,269,908)	3,205,792	3,205,792
Total Short-Term Investments (cost $6,789,000)		6,789,000

Total Value of Securities Before Securities Lending Collateral – 99.59%
(cost $303,800,362)		324,286,227

Security Lending Collateral – 0.02%
Repurchase Agreements – 0.02%
Bank of Montreal
1.93%, dated 8/31/18, to be repurchased on 9/4/18,
repurchase price $5,215 (collateralized by US
government obligations 0.00%–2.00%
9/27/18–9/9/49; market value $5,318)	5,214	5,214
Bank of Nova Scotia
1.94%, dated 8/31/18, to be repurchased on 9/4/18,
repurchase price $17,606 (collateralized by US
government obligations 2.625%–7.875%
8/31/20–2/15/21; market value $17,958)	17,602	17,602

NQ-034 [8/18] 10/18 (621307)     3

Schedule of investments
Delaware International Value Equity Fund (Unaudited)

	Principal amount°	Value (US $)
Security Lending Collateral (continued)
Repurchase Agreements (continued)
Credit Agricole
1.94%, dated 8/31/18, to be repurchased on 9/4/18,
repurchase price $17,606 (collateralized by US
government obligations 1.213%–1.875%
1/31/19–11/30/21; market value $17,954)	17,602	$17,602
JP Morgan Securities
1.94%, dated 8/31/18, to be repurchased on 9/4/18,
repurchase price $17,606 (collateralized by US
government obligations 1.625%–2.625%
8/15/22–2/28/23; market value $17,954)	17,602	17,602
Merrill Lynch, Pierce, Fenner & Smith
1.92%, dated 8/31/18, to be repurchased on 9/4/18,
repurchase price $17,606 (collateralized by US
government obligations 1.250% 7/31/23; market value
$17,954)	17,602	17,602
Total Securities Lending Collateral (cost $75,622)		75,622

Total Value of Securities – 99.61%
(cost $303,875,984)		324,361,849■
Obligation to Return Securities Lending Collateral – (0.02%)		(66,469)
Receivables and Other Assets Net of Liabilities – 0.41%		1,339,343
Net Assets Applicable to 22,246,411 Shares Outstanding – 100.00%		$325,634,723

*	Fully or partially on loan.
■	Includes $63,438 of securities loaned.
°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
†	Non-income producing security.

4     NQ-034 [8/18] 10/18 (621307)

(Unaudited)

The following foreign currency exchange contract was outstanding at Aug. 31, 2018:

Foreign Currency Exchange Contract

	Contract to				Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Depreciation
BNYM	GBP	241,439	USD	(313,182)	9/4/18	$(123)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – BNY Mellon
CVA – Dutch Certificate
GBP – British Pound Sterling
PJSC – Public Joint Stock Company
USD – US Dollar

See accompanying notes.

NQ-034 [8/18] 10/18 (621307)     5

Notes
Delaware International Value Equity Fund	August 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Global & International Funds (Trust) – Delaware International Value Equity Fund (Fund). This Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, “Financial Services - Investment Companies.” This report covers the period of time since the Fund’s last fiscal year end, Nov. 30, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

6     NQ-034 [8/18] 10/18 (621307)

(Unaudited)

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$317,497,227	$—	$317,497,227
Short-Term Investments	—	6,789,000	6,789,000
Securities Lending Collateral	—	75,622	75,622
Total Value of Securities	$317,497,227	$6,864,622	$324,361,849
Derivatives[1]
Assets:
Foreign Currency Exchange Contract	$—	$(123)	$(123)

1Foreign Currency Exchange Contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

NQ-034 [8/18] 10/18 (621307)     7

(Unaudited)

During the period ended Aug. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Aug. 31, 2018, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

8     NQ-034 [8/18] 10/18 (621307)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: